BARON ASSET FUND
Baron Asset Fund
Investment Goal
The investment goal of Baron Asset Fund (the “Fund”) is capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARON ASSET FUND} BARON ASSET FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
Retail Shares	[1]	1.00%	0.25%	0.08%	1.33%
Institutional Shares	[1]	1.00%	none	0.06%	1.06%
[1]	Based on fiscal year ended September 30, 2012.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BARON ASSET FUND (USD $)	1	3	5	10
Retail Shares	135	421	729	1,601
Institutional Shares	108	337	585	1,294

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 13.11% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund invests for the long term primarily in equity securities in the form of common stock of medium-sized growth companies with market capitalizations of between $1.5 billion and $12 billion at the time of purchase selected for their capital appreciation potential. BAMCO, Inc. (“BAMCO” or the “Adviser”) seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, strong, visionary management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.
Principal Risks of Investing in the Fund
General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in medium-sized companies, but there also may be more risk. Securities of medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Medium-sized companies rely more on the skills of management and on their continued tenure. Investing in medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 20.73%
Worst Quarter:	12/31/08: (27.51%)

Average Annual Total Returns (for periods ended 12/31/12)
The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns BARON ASSET FUND		1 year	5 years	10 years	Since Inception		Inception Date
Retail Shares		15.31%	1.16%	9.31%	10.70%		Jun. 12, 1987
Retail Shares Return after taxes on distributions		14.06%	0.23%	8.46%	9.86%		Jun. 12, 1987
Retail Shares Return after taxes on distributions and sale of Fund shares		11.59%	0.83%	8.14%	9.58%		Jun. 12, 1987
Institutional Shares	[1]	15.63%	1.35%	9.41%	10.74%		May 29, 2009
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		15.81%	3.23%	10.32%	9.16%	[2]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	8.71%
[1]	Performance of the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.
[2]	For the period June 30, 1987 to December 31, 2012.

The Russell Midcap® Growth Index is an unmanaged index of mid-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.